Shareholders' Equity (Summary Of Stock Options And RSUs Granted Separated Into Ranges Of Exercise Price) (Details) (USD $)	12 Months Ended
Dec. 31, 2013
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Outstanding options	7,288,619
Options and RSUs exercisable	4,199,947
RSUs 0.0 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, lower range limit	$ 0
Exercise price, upper range limit	$ 0
RSUs outstanding	121,667
Outstanding options, Weighted average exercise price	$ 0
Options and RSUs exercisable
Exercisable options, Remaining contractual life (in years)
Exercisable options, Weighted average exercise price
RSUs 0.01[Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, lower range limit	$ 0.01
Exercise price, upper range limit	$ 0.01
RSUs outstanding	1,121,079
Outstanding options, Weighted average exercise price	$ 0.01
Options and RSUs exercisable
Exercisable options, Remaining contractual life (in years)
Exercisable options, Weighted average exercise price
2.34-3.90 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, lower range limit	$ 2.34
Exercise price, upper range limit	$ 3.90
Outstanding options	446,167
Outstanding options, Weighted average remaining contractual life (years)	7 years 10 months 17 days
Outstanding options, Weighted average exercise price	$ 3.56
Options and RSUs exercisable	147,167
Exercisable options, Remaining contractual life (in years)	6 years 11 months 19 days
Exercisable options, Weighted average exercise price	$ 3.19
3.97-5.98 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, lower range limit	$ 3.97
Exercise price, upper range limit	$ 5.98
Outstanding options	2,110,534
Outstanding options, Weighted average remaining contractual life (years)	4 years 7 months 24 days
Outstanding options, Weighted average exercise price	$ 5.05
Options and RSUs exercisable	1,666,784
Exercisable options, Remaining contractual life (in years)	3 years 6 months 29 days
Exercisable options, Weighted average exercise price	$ 5.13
6.12-7.96 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, lower range limit	$ 6.12
Exercise price, upper range limit	$ 7.96
Outstanding options	90,064
Outstanding options, Weighted average remaining contractual life (years)	6 years 5 months 9 days
Outstanding options, Weighted average exercise price	$ 6.80
Options and RSUs exercisable	55,405
Exercisable options, Remaining contractual life (in years)	5 years 1 month 21 days
Exercisable options, Weighted average exercise price	$ 6.74
8.16-9.98 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, lower range limit	$ 8.16
Exercise price, upper range limit	$ 9.98
Outstanding options	1,821,355
Outstanding options, Weighted average remaining contractual life (years)	7 years 4 months 6 days
Outstanding options, Weighted average exercise price	$ 9.01
Options and RSUs exercisable	1,133,796
Exercisable options, Remaining contractual life (in years)	6 years 10 months 2 days
Exercisable options, Weighted average exercise price	$ 9.05
10.19-14.3 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, lower range limit	$ 10.19
Exercise price, upper range limit	$ 14.3
Outstanding options	1,577,753
Outstanding options, Weighted average remaining contractual life (years)	6 years 9 months 7 days
Outstanding options, Weighted average exercise price	$ 12.36
Options and RSUs exercisable	1,196,795
Exercisable options, Remaining contractual life (in years)	6 years 9 months 15 days
Exercisable options, Weighted average exercise price	$ 12.33